Financial Risks - Summary of Information on Three Year Historical Net Income (Loss) and Shareholders' Equity (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 GBP (£)
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss)		€ 711			€ 2,469			€ 438
Americas [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | £			£ 61			£ 1,762			£ 618
Equity in functional currency | £			15,239			17,712			17,103
The Netherlands [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss)		648			818			418
Equity in functional currency		6,967			6,558			5,101
United Kingdom [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | $	$ 35			$ 71			$ (346)
Equity in functional currency | $	$ 1,671			$ 1,905			$ 1,845
Central & Eastern Europe [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss)		60			57			19
Equity in functional currency		377			402			378
Spain & Portugal [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss)		(3)			(2)			(2)
Equity in functional currency		427			433			451
Asia [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | £			13			6			(14)
Equity in functional currency | £			£ 862			£ 1,169			£ 1,281
Asset management [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss)		105			48			97
Equity in functional currency		€ 471			€ 397			€ 422